Accounts Receivable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Accounts receivable	$ 1,853,041	$ 1,673,764
Less: Allowance for doubtful accounts
Total accounts receivable	$ 1,853,041	$ 1,673,764